Related-Party Transactions (Summary Of Transactions Between The Company And The Founding Members And Managing Member Included In Statements Of Income) (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended					12 Months Ended
		Jun. 30, 2016		Jul. 02, 2015		Jun. 30, 2016		Dec. 31, 2015	Jul. 02, 2015		Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Related Party Transaction [Line Items]
Advertising revenue		$ 115.4		$ 121.5		$ 191.6			$ 198.4		$ 446.5		$ 394.0		$ 426.3
Theatre access fee		18.9		19.2		37.6			36.4		72.5		70.6		69.4
Selling and marketing costs		19.1		17.0		37.7			33.0		72.3		57.6		61.5
Administrative and other costs		5.6		4.7		11.5			10.2		21.4		19.3		20.1
Administrative fee-managing member		3.8	[1]	$ 3.6	[1]	$ 12.8	[1]		$ 6.8	[1]	$ 17.2	[2]	$ 10.2	[2]	10.0	[2]
On-screen advertising time purchased, in seconds				60 seconds				60 seconds	60 seconds		60 seconds		60 seconds
On-screen advertising time to satisfy agreement obligations, in seconds						30 seconds		30 seconds
Promissory notes receivable from founding members															25.0
Interest rate on notes receivable											5.00%
Fathom Events operating costs															25.5
Advertising operating costs		8.3		$ 8.3		$ 13.3			$ 14.1		$ 30.8		$ 26.4		29.0
Gain on sale of Fathom Events	[3]														$ 25.4
AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage															4.00%
Maximum [Member]
Related Party Transaction [Line Items]
On-screen advertising time which founding members have right to purchase, in seconds						90 seconds		90 seconds
On-screen advertising time to satisfy agreement obligations, in seconds						60 seconds					60 seconds
Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fee		18.9	[4]	19.2	[4]	$ 37.6	[4]		36.4	[4]	$ 72.5	[5]	70.6	[5]	$ 69.4	[5]
Interest income from notes receivable (included in interest income)		0.2		0.2		0.4			0.5		1.0	[3]	1.2	[3]
Promissory notes receivable from founding members		16.7				$ 16.7		$ 16.7			$ 16.7				8.3
Founding Members [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Promissory notes receivable from founding members															$ 25.0
Interest rate on notes receivable															5.00%
Notes receivable payment term						Interest and principal payments are due annually in six equal installments commencing on the first anniversary of the closing.
One Founding Member [Member]
Related Party Transaction [Line Items]
On-screen advertising time purchased, in seconds						30 seconds					30 seconds
Two Founding Members [Member]
Related Party Transaction [Line Items]
On-screen advertising time purchased, in seconds						60 seconds					60 seconds
AMC [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage															32.00%
Promissory notes receivable from founding members															$ 8.3
Cinemark [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage															32.00%
Promissory notes receivable from founding members															$ 8.3
Regal [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage															32.00%
Promissory notes receivable from founding members															$ 8.3
Beverage Concessionaire [Member]
Related Party Transaction [Line Items]
Advertising revenue		7.1	[6]	9.0	[6]	$ 14.3	[6]		16.6	[6]	$ 30.0	[7]	38.4	[7]	41.4	[7]
Advertising Inventory [Member]
Related Party Transaction [Line Items]
Advertising revenue		0.1	[8]			0.2	[8]		0.1	[8]	0.2	[9]	0.3	[9]	0.2	[9]
Purchase Of Movie Tickets And Concession Products And Rental Of Theatre Space [Member]
Related Party Transaction [Line Items]
Selling and marketing costs		0.5	[10]	0.3	[10]	0.8	[10]		0.5	[10]	1.2	[11]	0.9	[11]	1.4	[11]
Administrative and other costs		$ 0.1	[12]	$ 0.1	[12]	$ 0.1	[12]		$ 0.1	[12]	$ 0.1		$ 0.1
Fathom Events operating costs	[13]														0.2
Advertising operating costs	[11]														0.2
Revenue Share From Fathom Events [Member]
Related Party Transaction [Line Items]
Fathom Events operating costs	[14]														$ 5.1

[1]	On December 26, 2013, NCM LLC sold its Fathom Events business to a newly formed limited liability company (AC JV, LLC) owned 32% by each of the founding members and 4% by NCM LLC. In consideration for the sale, NCM LLC received a total of $25.0 million in promissory notes from its founding members (one-third or approximately $8.3 million from each founding member). The notes bear interest at a fixed rate of 5.0% per annum, compounded annually. Interest and principal payments are due annually in six equal installments commencing on the first anniversary of the closing.
[2]	Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Interim Co-Chief Financial Officers, Executive Vice President and Chief Operations Officer and Chief Technology Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[3]	Refer to discussion of Fathom sale in Note 2-Divestiture.
[4]	Comprised of payments per theatre attendee and payments per digital screen with respect to the founding member theatres included in the Company's network, including payments for access to higher quality digital cinema equipment.
[5]	Comprised of payments per theatre attendee, payments per digital screen with respect to the founding member theatres included in the Company's network and payments for access to higher quality digital cinema equipment.
[6]	For the six months ended June 30, 2016, two of the founding members purchased 60 seconds of on-screen advertising time and one founding member purchased 30 seconds (with all three founding members having a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a 30 second equivalent cost per thousand ("CPM") rate specified by the ESA. For the three and six months ended July 2, 2015 all the founding members purchased 60 seconds of on-screen advertising time.
[7]	For the six months ended December 31, 2015, two of the founding members purchased 60 seconds of on-screen advertising time and one founding member purchased 30 seconds (with all three founding members having a right to purchase up to 90 seconds) from the Company to satisfy their obligations under their beverage concessionaire agreements at a 30 second equivalent CPM rate specified by the ESA. For the first six months of 2015 and for the years ended December 31, 2015 and January 1, 2015, the founding members purchased 60 seconds of on-screen advertising time.
[8]	The value of such purchases is calculated by reference to NCM LLC's advertising rate card.
[9]	The value of such purchases is calculated by reference to the Company's advertising rate card.
[10]	Used primarily for marketing to NCM LLC's advertising clients.
[11]	Used primarily for marketing to the Company's advertising clients.
[12]	Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the Chief Executive Officer, President, Interim Co-Chief Financial Officers, Executive Vice President and Chief Operations Officer and Chief Technology Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[13]	Prior to the sale of Fathom Events on December 26, 2013, these were used primarily for marketing resale to Fathom Events customers.
[14]	Prior to the sale of Fathom Events on December 26, 2013, these payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.